Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of revenue
Total revenues	$ 35,903	$ 1,878
Percentage of consolidated net income	100.00%
Digital Assets Services and Solutions
Disaggregation of revenue
Total revenues	$ 27,801	1,878
Online Advertising and SaaS Solutions
Disaggregation of revenue
Total revenues	8,102
Wealth management solutions | Digital Assets Services and Solutions
Disaggregation of revenue
Total revenues	21,462	1,197
Execution solutions | Digital Assets Services and Solutions
Disaggregation of revenue
Total revenues	4,684	53
Payment solutions | Digital Assets Services and Solutions
Disaggregation of revenue
Total revenues	1,655	$ 628
Sales agent | Online Advertising and SaaS Solutions
Disaggregation of revenue
Total revenues	372
Cost-plus | Online Advertising and SaaS Solutions
Disaggregation of revenue
Total revenues	543
Specified actions | Online Advertising and SaaS Solutions
Disaggregation of revenue
Total revenues	4,908
SaaS products and services | Online Advertising and SaaS Solutions
Disaggregation of revenue
Total revenues	$ 2,279